Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 31, 2014
Acquisition-Related Costs

Acquisition-related costs for both related party and third party transactions are included in general and administrative expenses in the accompanying statements of operations for the periods indicated below (in thousands):

For the Year Ended December 31,
2014	2013	2012
$6,668	$8,313	$4,538

Unaudited Pro Forma Results of Operations

The following unaudited pro forma combined results of operations are provided for the year ended December 31, 2014 and 2013 as though the Wyoming Acquisition had been completed on January 1, 2013. The unaudited pro forma financial information was derived from the historical combined statements of operations of the Company and the previous owners and adjusted to include: (i) the revenues and direct operating expenses associated with oil and gas properties acquired, (ii) depletion expense applied to the adjusted basis of the properties acquired and (iii) interest expense on additional borrowings necessary to finance the acquisition. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transaction occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

	For the Year Ended December 31,
	2014	2013
	(In thousands, except per share amounts)
Revenues	$990,544	$761,443
Net income (loss)	(602,044)	257,839
Basic earnings per share	$(4.08)	$—
Diluted earnings per share	$(4.08)	$—

Eagle Ford and Wyoming Acquisition [Member]
Summary of Fair Value Assessment of Assets Acquired and Liabilities Assumed

The following table summarizes the fair value assessment of the assets acquired and liabilities assumed as of the acquisition dates (in thousands):

	MRD	MEMP	MEMP
	Louisiana	Eagle Ford	Wyoming
	Acquisition	Acquisition	Acquisition
Oil and gas properties	$72,141	$168,606	$930,168
Asset retirement obligations	(271)	(285)	(3,980)
Revenue Payable	—	—	(375)
Accrued liabilities	—	(250)	(19,693)
Total identifiable net assets	$71,870	$168,071	$906,120

2013 Acquisitions [Member]
Summary of Fair Value Assessment of Assets Acquired and Liabilities Assumed
	Louisiana	East Texas	Rockies
	Acquisition	Acquisition	Acquisition
Oil and gas properties	$68,887	$9,974	$20,744
Asset retirement obligation	(1,789)	(78)	(1,163)
Accrued liabilities	-	-	(118)
Total identifiable net assets	$67,098	$9,896	$19,463

2012 Acquisitions [Member]
Summary of Fair Value Assessment of Assets Acquired and Liabilities Assumed

The following table summarizes the fair value of the assets acquired and liabilities assumed as of each acquisition date (in thousands).

	Undisclosed Seller	Goodrich	Menemsha	Other
	Acquisition	Acquisition	Acquisition	Acquisitions
Oil and gas properties	$115,633	$91,187	$75,114	$77,764
Prepaid expenses and other current assets	—	425	—	—
Revenues payable	(1,602)	(875)	—	—
Asset retirement obligation	(1,592)	(161)	(408)	(4,558)
Accrued liabilities	(297)	(153)	—	—
Total identifiable net assets	$112,142	$90,423	$74,706	$73,206

Unaudited Pro Forma Results of Operations

The following unaudited pro forma combined results of operations are provided for the year ended December 31, 2012 (in thousands) as though the Undisclosed Seller Acquisition, Goodrich Acquisition, and Menemsha Acquisition had been completed on January 1, 2011. The unaudited pro forma financial information was derived from our historical combined statements of operations and adjusted to include: (i) the revenues and direct operating expenses associated with oil and gas properties acquired, (ii) depletion expense applied to the adjusted basis of the properties acquired and (iii) interest expense on additional borrowings necessary to finance the acquisitions. The unaudited pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transactions occurred on the basis assumed above, nor is such information indicative of expected future results of operations.

Revenue	$431,060
Net income	40,940